Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current and deferred portions of income tax expense
Income (loss) before income tax expenses	¥ 117,718	$ 18,042	¥ (725,901)	¥ 564,875
Current income tax expenses	(105,132)		2,660	(53,523)
Deferred income tax benefit (expenses)	(87,205)	(13,365)	138,448	(14,277)
Income tax (expenses) benefit	(192,337)	$ (29,477)	141,108	(67,800)
PRC Entities [Member]
Current and deferred portions of income tax expense
Income (loss) before income tax expenses	(1,473,899)		(903,740)	(754,106)
Current income tax expenses	(43,394)		32,684	(4,592)
Deferred income tax benefit (expenses)	(44,075)		34,001	10,288
Income tax (expenses) benefit	(87,469)		66,685	5,696
Non PRC Entities [Member]
Current and deferred portions of income tax expense
Income (loss) before income tax expenses	1,591,617		177,839	1,318,981
Current income tax expenses	(61,738)		(30,024)	(48,931)
Deferred income tax benefit (expenses)	(43,130)		104,447	(24,565)
Income tax (expenses) benefit	¥ (104,868)		¥ 74,423	¥ (73,496)